Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Principal Accounting Policies
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary and has control through contracts.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercise effective control over, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates and assumptions reflected in the Group’s consolidated financial statements mainly include consolidation of VIEs, gross versus net revenue recognition, sales returns, rebates and subsidy, share-based compensation, uncertain tax positions, realization of deferred tax, fair value of assets and liabilities acquired in business acquisition, assessment for impairment of long-lived assets and goodwill, inventory valuation for excess and obsolete inventories, lower of cost and market of inventories and fair value of financial instruments. Changes in facts and circumstances may result in revised estimates.

Foreign currency translation

(c) Foreign currency translation

Effective July 1, 2015, the Group changed its reporting currency from United States dollars (“USD”) to Chinese Renminbi (“RMB”). The functional currency of the Company and its subsidiary incorporated in Hong Kong named Jumei Hongkong is United States dollar (“USD”), the functional currency of another subsidiary incorporated in Hong Kong namend Jumei Hongkong Holding was changed from USD to RMB from January 1, 2016, the functional currency of subsidiaries incorporated in Korea is Korean Won (“KRW”), while the functional currency of the other entities in the Group is RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of changes in shareholders’ equity. Total foreign currency translation adjustments, net of nil tax losses were RMB15,265 for the year ended December 31, 2014, net of nil tax gains were RMB130,668 and RMB31,604 for the years ended December 31, 2015 and 2016, respectively.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income. Total exchange gains were RMB185 for the year ended December 31, 2014, total exchange losses were RMB78,101 for the year ended December 31, 2015, and total exchange gains were RMB27,953 for the year ended December 31, 2016, respectively.

Fair value

(d) Fair value

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, short-term investments, accounts receivable, net, loans receivable, net, prepayments and other current asset, accounts payable, amount due to related parties, accrued expenses, other current liabilities, long-term investment and investment security etc.

Fair value is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The Group adopted ASC 820, “Fair Value Measurements and Disclosure”. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Group’s financial condition, results of operations or cash flows, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs that are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits as well as highly liquid investments placed with banks, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

Short-term investments

(f) Short-term investments

Short-term investments include investments in financial instruments with a  variable interest rate indexed to performance of underlying assets.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income interest income, net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 4 for additional information.

Loans receivable, net

(g) Loans receivable, net

The Group’s loans receivable consist of an entrusted loan, a convertible loan and a loan receivable from a venture capital fund with annual interest rate of 4.35% and up to 10% based on different conditions.

Entrusted loan and loan receivable are carried at amortized cost. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Allowance for entrusted loan for the years ended December 31, 2015 and 2016 were RMB1,400 and RMB1,667, respectively.

Convertible Loan that is not within the scope of ASC 320 “Investments - debt and equity securities” is accounted for under ASC 310 “Receivables”. The initial investment amount was first allocated, based on their fair value, to any free standing instrument purchased together with the Convertible Loan, and any embedded features requiring separate recognition under ASC 815 “Derivatives and hedging”. Embedded features are required to be separately recognized as derivatives when they meet all the three criteria under ASC 815-15-25-1. The remaining investment amount was recognized as the Convertible Loan, and was subsequently carried at amortized cost.

Accounts receivable, net

(h) Accounts receivable, net

Accounts receivable, net is carried at realizable value. The Group considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable, net balances are written off after all collection efforts have been exhausted. Allowance for doubtful accounts for the years ended December 31, 2014, 2015 and 2016 were nil, RMB17,157, and nil, respectively.

Inventories

(i) Inventories

Inventories consisting of products available for sell, are stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Inventory reserve is recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive income.

Long-term investments

(j) Long-term investments

Long-term investments are comprised of investments in privately-held companies and limited partnerships, which are accounted for under the cost method or equity method.

Cost method investments

In accordance with ASC 325-20, “Investments-Other: Cost Method Investments”, the Group accounts for its investment using the cost method of accounting when the Group does not have significant influence over the investments’ business and operations. The Group carries such investment at cost and recognizes as income any dividends received from a distribution of investee’s earnings. The Group reviews the investment for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Equity method investments

In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is more than minor, thus, as subject to equity method as well.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of comprehensive income; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share income from equity method investments” in the consolidated statements of comprehensive income. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary.

Investment security

(k) Investment security

The Group invests in marketable equity security to meet business objectives. In accordance with ASC 320, “Investment Debt and Equity Securities” this marketable security is stated at fair value, classified and accounted for as available-for-sale securities in investment security. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of comprehensive income.

Property, equipment and software, net

(l) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Classification	Estimated useful lives
Electronic equipment	3 years
Servers	4 years
Office furniture, vehicles & logistics equipment	5 years
Leasehold improvement	Shorter of expected lives of leasehold improvements and lease term
Software	5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Construction in progress

(m) Construction in progress

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2015 and 2016 the balances of construction in progress were nil and RMB5,645 which were primarily relating to the construction of logistic warehouses.

Land use rights, net

(n) Land use rights, net

Land use rights represent amounts paid for the Group’s lease for the use right of land located in Suzhou City in China. Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are generally 50 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net

(o) Intangible assets, net

The Group performs valuation of the intangible assets arising from business acquisition to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated average useful lives
Domain names and non-compete agreements	2 years
Customer relationship	5 years

Amortization expenses for the years ended December 31, 2014, 2015 and 2016 were RMB129, RMB111 and nil, respectively. Intangible assets were fully amortized in 2015.

Goodwill

(p) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business acquisition.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment”, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performed the qualitative analysis for the goodwill arising from the acquisition of Beijing Shengjinteng Network Science and Technology Co., Ltd. (“Beijing Shengjinteng”) taking into consideration the events and circumstances listed in ASC350 “Intangibles—Goodwill and Other”, in addition to other entity-specific factors. Based on the assessment, the Group determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment of goodwill existed at December 31, 2015 or 2016.

Impairment of long-lived assets

(q) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over its fair value. No impairment charge was recognized for the years ended December 31, 2014, 2015, and 2016.

Leases

(r) Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group had no capital lease for any of the periods presented.

Revenue recognition

(s) Revenue recognition

Revenue comes primarily from merchandise sales and marketplace services. The Group generates revenues from merchandise sales when the Group acts as principal for the direct sales of beauty products to customers. The Group generates revenues from marketplace services when the Group acts as the service provider for other vendors and charges third-party merchant fees for the sales of their products, which include beauty products, apparel and other life style products. The Group collects cash from customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. Cash collected from customers before product delivery is recognized as advances from customers first and then recognized as revenue upon deliveries and acceptances by customers.

Revenues from merchandise sales and marketplace services are recognized when the following four criteria are met:

(1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed or determinable; and (4) collectability is reasonably assured.

The Group recognizes merchandise sales revenues upon acceptance of delivery of products by customers. Marketplace service revenues primarily consist of fees charged to third-party merchants for selling their products through our internet platform and fees for providing fulfillment services. The Group recognizes marketplace service revenues upon acceptances of deliveries by customers for sales that the Group provides fulfillment services or upon shipping by third party merchants for sales for which the Group doesn’t provide fulfillment services. For customer orders and cash collected from customers before delivery, the Group accounts for it in advances from customers.

The Group considers several factors in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as service fees. Generally, when the Group is the primary obligor in a transaction, is subject to substantial inventory risk, and has latitude in establishing prices, revenues are recorded at the gross sales price. If the Group does not have substantial inventory risk or latitude in establishing prices and amounts earned are determined using a predetermined service rate, the Group records the net amounts as marketplace service fees earned.

Sales allowances, which reduce revenues, are estimated using management’s best estimate based on historical experience. Revenues are recorded net of value-added taxes, business taxes and surcharges.

Discount coupons and prepaid cards

(t) Discount coupons and prepaid cards

The Group periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may also be granted to customers to incentivize a current purchase or a future purchase. Discounts for purchases are treated as a reduction of revenue for the related transaction. The right to purchase discounted products in the future is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605, “Revenue Recognition”, as the right does not represent a significant and incremental customer discount. Discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. The Group also sells prepaid cards with discount. The discount is treated as a reduction of revenue when the prepaid card is used. The prepaid cards have no expiration date. Cash receipts from the sale of prepaid cards are initially recorded as advances from customers which is a current liability on the Group’s consolidated balance sheets.

Customer loyalty program

(u) Customer loyalty program

Customers may earn loyalty program points from the purchases from the Group. Customers may redeem the loyalty points for certain promotional products or discount coupons to be used on future purchases. The Group accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenues

(v) Cost of revenues

Cost of revenue consists primarily of cost of merchandise sold and inventory write-downs. The cost of revenues does not include shipping and handling expenses, payroll, bonus and benefits of logistic staff or logistic centers rental expenses, therefore our cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Rebates and subsidies

(w) Rebates and subsidies

The Group periodically receives consideration from certain vendors, representing rebates for products purchased and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ merchandizes and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ merchandizes. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the merchandizes purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the consolidated statements of comprehensive income. Rebates are earned when meeting minimum purchase thresholds specified in the contracts. When rebates can be reasonably estimated based on the Group’s past experience and current forecasts, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment expenses

(x) Fulfillment expenses

Fulfillment expenses represent those costs incurred in shipping and operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; collecting payments from customers and responding to inquiries from customers. Fulfillment also includes amounts payable to third parties that assist the Group in payment collections, fulfillment and customer service operations. The shipping costs included in fulfillment expenses were RMB162,114, RMB338,097, and RMB311,394 for the years ended December 31, 2014, 2015, and 2016, respectively.

Marketing expenses

(y) Marketing expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for employees engaged in marketing activities. Advertising costs, which primarily spend on online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB463,105, RMB599,713, and RMB365,914 for the years ended December 31, 2014, 2015, and 2016, respectively.

Technology and content expenses

(z) Technology and content expenses

Technology and content expenses mainly consist of payroll and related costs for employees involved in application development, category expansion, editorial content production and system support, as well as server charges and costs associated with telecommunications.

General and administrative expenses

(aa) General and administrative expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal, procurement, business development and human resources, professional fees and other general corporate costs as well as costs associated with the use by these functions of facilities and equipment, such depreciation and rent expenses.

Share-based compensation

(ab) Share-based compensation

All share-based awards granted to the Founders, employees and directors, including Founders’ share, stock options and restricted share units (“RSUs”) are measured at the grant date based on the fair value of the award and are recognized as expenses using straight line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

The Binomial option pricing model is used to measure the fair value of stock options. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, expected forfeiture rate, risk-free interest rates, contract life and expected dividends.

Share-based awards to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based awards based on the fair value of the awards issued. The Group measures the fair value of the awards in these transactions using the fair value of underlying common shares and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the awards is reached, or the date at which the counterparty’s performance is completed.

The Group measures the awards at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period.

The Group recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years.

Employee benefits

(ac) Employee benefits

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the consolidated statements of comprehensive income amounted to RMB32,790, RMB46,387 and RMB66,131 for the years ended December 31, 2014, 2015 and 2016, respectively.

Government grant

(ad) Government grant

Generally, a government grant is recognized as other income when the grant is received and the requirements associated with receipt of the grant have been complied with. If the government grant is tied to the acquisition of long-lived assets, the grant is recognized as deduction of the carrying value of the long lived assets, when the conditions specified in the grant have been met.

For the years ended December 31, 2014, 2015 and 2016, the Group received government grants of RMB54,372, RMB44,904 and RMB21,663, respectively, which were included in Others, net under Other income/ (expenses) in the consolidated statements of comprehensive income.

Income taxes

(ae) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

ASC 740, Tax provision prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating our uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its consolidated statement of comprehensive income. As of December 31, 2015 and 2016, the Group did not have any material unrecognized uncertain tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Comprehensive income

(af) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments and fair value changes of investment security.

Earnings per share

(ag) Earnings per share

Earnings per share is calculated in accordance with ASC 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities base on their participating rights. All preferred shares are considered as participating securities as they all have right to participate in subsequent distribution among ordinary shares on pro rata basis as if they were converted to ordinary shares, after receiving preferred shares dividends. Preferred shares will not participate in loss. In computing basic earnings per ordinary share using two-class method, if the pro rata income to preferred shares on a converted basis is less than the accretion value, there would be no income allocation to preferred shares; if the pro rata income to preferred shares on a converted basis is greater than the accretion value, the income allocation to preferred shares equals to the pro rata income to preferred shares minus the accretion value. Diluted earnings per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of convertible redeemable preferred shares and outstanding share-based awards is reflected in the diluted earnings per share by application of the if-converted method and treasury stock method, respectively. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Statutory reserves

(ah) Statutory reserves

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from its after-tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, the enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is made at the company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs and VIEs’ subsidiaries registered as Chinese domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2014, 2015 and 2016, profit appropriation to statutory funds for the Group’s entities incorporated in the PRC was approximately RMB13, RMB14,734 and RMB20,246, respectively. No appropriation to other reserves was made for any of the years presented.

Segment reporting

(ai) Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue, cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

(aj) Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB deferred the effective date of the revenue recognition guidance to reporting periods beginning after December 15, 2017. Early adoption is permitted for reporting periods beginning after December 15, 2016. The Group is currently evaluating the impact of the adoption on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The implementation of this update was no impact on the Group’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact this new guidance will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Compensation — Stock Compensation”. Improvements to Employee Share-Based Payment Accounting, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group does not expect this standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments”, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.